additional statement of cash flow information - operating activities and investing activities (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Current
Accounts receivable	$ 239	$ 34	$ 278	$ 225
Inventories	(3)	81	21	144
Contract assets	17	16	24	12
Costs incurred to obtain or fulfill contracts with customers	(7)	(4)	78	(21)
Prepaid maintenance and other	(36)	(65)	(180)	(171)
Unrealized change in held for trading derivatives	(5)	(1)	1	(3)
Accounts payable and accrued liabilities	(25)	(70)	(71)	(319)
Advance billings and customer deposits	(56)	(29)	(73)	(41)
Provisions	(20)	(5)	17	1
Total Current	104	(43)	95	(173)
Non-current
Contract assets	10	31	11	52
Unbilled customer finance receivables	16	20	34	22
Unrealized change in held for trading derivatives	(3)		(14)
Costs incurred to obtain or fulfill contracts with customers	(18)	(14)	(2)	(28)
Prepaid maintenance	(3)	3	(19)	8
Refundable security deposits and other	3	(5)	(1)	(5)
Provisions	13	(26)	(31)	(110)
Contract liabilities	9	25	22	35
Other post-employment benefit liabilities	(1)	1	(4)	6
Other long-term liabilities	37	5	45
Total Non-current	63	40	41	(20)
Total	167	(3)	136	(193)
Cash payments for capital assets, excluding spectrum licences
Property, plant and equipment	(775)	(796)	(1,422)	(1,397)
Intangible assets subject to amortization	(259)	(248)	(524)	(449)
Total	(1,034)	(1,044)	(1,946)	(1,846)
Additions arising from leases	356	349	592	564
Additions arising from non-monetary transactions		17	25	17
Capital expenditures	(678)	(678)	(1,329)	(1,265)
Other non-cash items included above
Change in associated non-cash investing working capital	81	80	(25)	13
Total	(597)	(598)	(1,354)	(1,252)
Terrion wireless tower infrastructure
Cash payments for capital assets, excluding spectrum licences
Property, plant and equipment	(19)		(28)
Capital expenditures	19	$ 0	28	$ 0
Other non-cash items included above
Change in associated non-cash investing working capital	$ (4)		$ (9)